Brighthouse Asset Allocation 20 Portfolio Investment Objectives and Goals - Brighthouse Asset Allocation 20 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Brighthouse Asset Allocation 20 Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	High level of current income,
Objective, Secondary [Text Block]	with growth of capital as a secondary objective.